Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable consists of:
Accounts receivable	$ 54,743	$ 23,804
Allowance for doubtful accounts	(145)	(213)	(68)	(14)
Accounts receivable, net	$ 54,598	$ 23,591